Business Acquisitions - Purchase Price Allocation (Parenthetical) (Detail)	May 31, 2023	Sep. 30, 2022	Aug. 31, 2022	May 31, 2022	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2018
Xizang Tianli Education Technology Co Ltd [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest	17.40%	12.40%	17.40%	42.40%	11.00%	5.00%	5.00%